Consolidated Statements of Changes in Stockholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income/(loss)	Noncontrolling interests
Balance at Dec. 31, 2009 (Before adjustment)	$ 4,143	$ 745	$ 2	$ 3,062	$ 264	$ 70
Balance (Restatement adjustment) (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity)	(3)			(6)	3	0
Balance at Dec. 31, 2009	4,140	745	2	3,056	267	70
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit of consolidated companies	289			278		11
Dividend paid to Cat Inc.	(600)			(600)
Foreign currency transalation, net of tax	(75)				(77)	2
Derivative financial instruments, net of tax	27				27
Balance at Dec. 31, 2010	3,781	745	2	2,734	217	83
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit of consolidated companies	393			378		15
Dividend paid to Cat Inc.	(600)			(600)
Foreign currency transalation, net of tax	(105)				(109)	4
Change in ownership for noncontrolling interests	(7)					(7)
Derivative financial instruments, net of tax	8				8
Balance at Dec. 31, 2011	3,470	745	2	2,512	116	95
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit of consolidated companies	443			432		11
Dividend paid to Cat Inc.	(250)			(250)
Foreign currency transalation, net of tax	62				62	0
Derivative financial instruments, net of tax	(2)				(2)
Balance at Dec. 31, 2012	$ 3,723	$ 745	$ 2	$ 2,694	$ 176	$ 106